INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Intangible assets net	$ 455,320
Useful life of intangible assets	5 years
Service Contracts [Member]
Intangible assets gross	$ 1,012,335
Accumulated amortization	557,015
Intangible assets net	$ 455,320
Useful life of intangible assets	5 years